Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Summary of provisions

		Asset
		Retirement
in EUR	Warranties	Obligation	Other	Total
Balance at January 1, 2021	575,940	135,784	—	711,724
Additions	639,263	—	432,311	1,071,574
Reversals	(438)	—	—	(438)
Usage	(575,502)	—	—	(575,502)
Unwinding of discount	—	2,026	—	2,026
Acquisition of a subsidiary	18,000	—	—	18,000
Currency translation effect	(269)	3,059	—	2,790

Balance at December 31, 2021	656,994	140,869	432,311	1,230,174
Non-current	—	140,869	—	140,869
Current	656,994	—	432,311	1,089,305
Total	656,994	140,869	432,311	1,230,174

Balance at January 1, 2022	656,994	140,869	432,311	1,230,174
Additions	930,990	—	108,518	1,039,508
Reversals	(34,729)	—	(411,416)	(446,145)
Usage	(622,265)	—	—	(622,265)
Unwinding of discount	—	2,092	—	2,092
Acquisition of a subsidiary	—	—	—	—
Currency translation effect	66,649	987	28,643	96,279

Balance at December 31, 2022	997,639	143,949	158,056	1,299,644
Non-current	—	143,949	—	143,949
Current	997,639	—	158,056	1,155,695
Total	997,639	143,949	158,056	1,299,644